SIGNIFICANT ESTIMATES	12 Months Ended
Dec. 31, 2017
Significant Estimates
NOTE 3 - SIGNIFICANT ESTIMATES

Significant estimates applied in the preparation of these financial statements include the estimated useful lives of property and equipment, the fair value of our intangible assets, share volatility and estimated life of options and warrants in determining their fair value as well as the expected potential for the realization of deferred tax assets in the determining the amount of the valuation allowance thereto.